Segment information - Schedule of segment reporting (Details) $ in Millions		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Revenues		¥ 996,347,000,000	$ 137,300	¥ 941,168,000,000	¥ 868,687,000,000
Costs and expenses		598,285,000,000	$ 82,446	586,323,000,000	549,695,000,000
Total segments
Adjusted EBITA		179,174,000,000		173,804,000,000	162,581,000,000
Total segments | Taobao and Tmall Group
Revenues		449,827,000,000		434,893,000,000	413,206,000,000
Costs and expenses		(253,595,000,000)		(240,066,000,000)	(224,066,000,000)
Adjusted EBITA		196,232,000,000		194,827,000,000	189,140,000,000
Total segments | International Digital Commerce Group
Revenues		132,300,000,000		102,598,000,000	70,506,000,000
Total segments | Alibaba International Digital Commerce Group
Revenues		132,300,000,000		102,598,000,000	70,506,000,000
Costs and expenses		(147,437,000,000)		(110,633,000,000)	(75,450,000,000)
Adjusted EBITA		(15,137,000,000)		(8,035,000,000)	(4,944,000,000)
Total segments | Cloud intelligence group
Revenues	[1]	118,028,000,000		106,374,000,000	103,497,000,000
Costs and expenses		(107,472,000,000)		(100,253,000,000)	(99,396,000,000)
Adjusted EBITA		10,556,000,000		6,121,000,000	4,101,000,000
Total segments | Cainiao Smart Logistics Network Limited
Revenues	[2]	101,272,000,000		99,020,000,000	77,512,000,000
Costs and expenses		(100,970,000,000)		(97,618,000,000)	(77,903,000,000)
Adjusted EBITA		302,000,000		1,402,000,000	(391,000,000)
Total segments | Local Services Group
Revenues	[3]	67,076,000,000		59,802,000,000	50,249,000,000
Costs and expenses		(70,765,000,000)		(69,614,000,000)	(63,397,000,000)
Adjusted EBITA		(3,689,000,000)		(9,812,000,000)	(13,148,000,000)
Total segments | Hujing Digital Media and Entertainment Group
Revenues	[4]	22,267,000,000		21,145,000,000	18,444,000,000
Costs and expenses		(22,821,000,000)		(22,684,000,000)	(21,233,000,000)
Adjusted EBITA		(554,000,000)		(1,539,000,000)	(2,789,000,000)
Total segments | All others
Revenues	[5]	206,269,000,000		192,331,000,000	197,115,000,000
Costs and expenses		(214,805,000,000)		(201,491,000,000)	(206,503,000,000)
Adjusted EBITA		¥ (8,536,000,000)		¥ (9,160,000,000)	¥ (9,388,000,000)

[1]	Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
[2]	Revenue from Cainiao represents logistics services revenue from the domestic and cross-border fulfillment services.
[3]	Revenue from Local Services Group primarily represents platform commissions, logistics services revenue from the provision of on-demand delivery services and revenue from other services provided by Ele.me, and revenue from software and technology services provided by Amap.
[4]	Revenue from Hujing Digital Media and Entertainment Group is primarily generated from Youku and Damai Entertainment, and includes revenue from membership fees, content investment income, customer management services and ticketing services.
[5]	Revenue from All others represented revenue from businesses including Freshippo, Alibaba Health, Lingxi Games, Intelligent Information Platform, Fliggy, DingTalk, Sun Art, Intime and other businesses. The majority of revenue within All others consist of direct sales revenue, which is recorded on a gross basis. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. Details of the disposals are set out in Note 4(b) and Note 4(c) respectively.